INTELLECTUAL PROPERTY (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		48 Months Ended	109 Months Ended	118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Payments To Acquire Intangible Assets	$ 0	$ 0	$ 0	$ 0	$ 212	$ 194	$ 194